Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Intangible Assets, Net (Textual)
Amortization expense	$ 164,351	$ 53,827	$ 34,270
Judge China [Member]
Intangible Assets, Net (Textual)
Estimated useful life	10 years
Infogain [Member]
Intangible Assets, Net (Textual)
Estimated useful life	3 years